UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Bridgecreek Investment Management, LLC
Address:  2431 East 61st Street, Suite 315
          Tulsa, OK  74136

Form 13F File Number:  028-11967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Brian G. Carney, CIMA
Title:    Chief Investment Officer
          Chief Compliance Officer
Phone:    (918) 392-1990

Signature, Place, and Date of Signing:

     /s/ Brian G. Carney                Tulsa, OK                May 15, 2012
     -------------------                ---------                ------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          199
                                         -----------

Form 13F Information Table Value Total:  $   288,674
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


                                           Title of                                            Investment         Other     Voting
Name of Issuer                              Class         CUSIP        Value     Shares        Discretion        Managers  Authority
------------------------------------------------------------------------------------------------------------------------------------
3M CO COM                                  COMMON STOCK  88579Y101      23,195      260    Full Discretion/Sole   N/A          Sole
AES CORP COM                               COMMON STOCK  00130H105     101,292    7,750    Full Discretion/Sole   N/A          Sole
AFFILIATED MANAGERS GROUP COM              COMMON STOCK  008252108   2,713,629   24,270    Full Discretion/Sole   N/A          Sole
ALASKA COMM SYSTEMS GROUP COM              COMMON STOCK  01167P101      13,398    4,350    Full Discretion/Sole   N/A          Sole
ALLERGAN INC COM                           COMMON STOCK  018490102   3,069,506   32,165    Full Discretion/Sole   N/A          Sole
ALTRIA GROUP INC COM                       COMMON STOCK  02209S103   5,151,277  166,870    Full Discretion/Sole   N/A          Sole
AMAZON.COM INC COM                         COMMON STOCK  023135106   3,809,213   18,810    Full Discretion/Sole   N/A          Sole
AMERICAN INTL GROUP INC COM                COMMON STOCK  026874784      67,826    2,200    Full Discretion/Sole   N/A          Sole
AMERICAN TOWER CORP REIT                   COMMON STOCK  03027X100   3,151,315   50,005    Full Discretion/Sole   N/A          Sole
AMGEN INC COM                              COMMON STOCK  031162100     692,274   10,185    Full Discretion/Sole   N/A          Sole
ANADARKO PETROL CORP COM                   COMMON STOCK  032511107       7,834      100    Full Discretion/Sole   N/A          Sole
ANNALY CAPITAL MANAGEMENT INC COM          COMMON STOCK  035710409   5,360,923  338,870    Full Discretion/Sole   N/A          Sole
APACHE CORP COM                            COMMON STOCK  037411105      42,687      425    Full Discretion/Sole   N/A          Sole
APPLE INC COM                              COMMON STOCK  037833100   6,346,237   10,585    Full Discretion/Sole   N/A          Sole
ARUBA NETWORKS INC COM                     COMMON STOCK  043176106   4,707,764  211,300    Full Discretion/Sole   N/A          Sole
AT&T INC COM                               COMMON STOCK  00206R102     202,339    6,479    Full Discretion/Sole   N/A          Sole
AUTOMATIC DATA PROCESSING INC COM          COMMON STOCK  053015103      26,767      485    Full Discretion/Sole   N/A          Sole
B&G FOODS INC COM                          COMMON STOCK  05508R106   5,876,010  261,040    Full Discretion/Sole   N/A          Sole
BAIDU INC ADR                              COMMON STOCK  056752108   3,194,550   21,915    Full Discretion/Sole   N/A          Sole
BANCFIRST CORP COM                         COMMON STOCK  05945F103      65,340    1,500    Full Discretion/Sole   N/A          Sole
BANK OF AMERICA CORP COM                   COMMON STOCK  060505104      72,789    7,606    Full Discretion/Sole   N/A          Sole
BANK OF HAWAII CORP COM                    COMMON STOCK  062540109     169,225    3,500    Full Discretion/Sole   N/A          Sole
BECTON DICKINSON & CO COM                  COMMON STOCK  075887109      23,295      300    Full Discretion/Sole   N/A          Sole
BERKSHIRE HATHAWAY INC DEL CL B            COMMON STOCK  084670702      73,035      900    Full Discretion/Sole   N/A          Sole
BERKSHIRE HATHAWAY INC DEL CONV CL A COM   COMMON STOCK  084670108     243,800        2    Full Discretion/Sole   N/A          Sole
BHP BILLITON LIMITED ADR                   COMMON STOCK  088606108     167,606    2,315    Full Discretion/Sole   N/A          Sole
BLACKROCK INC COM                          COMMON STOCK  09247X101   3,480,226   16,985    Full Discretion/Sole   N/A          Sole
BOK FINL CORP CM                           COMMON STOCK  05561Q201      92,862    1,650    Full Discretion/Sole   N/A          Sole
BP PLC SPONS ADR                           COMMON STOCK  055622104     225,000    5,000    Full Discretion/Sole   N/A          Sole
BP PRUDHOE BAY RTY TR UNIT BEN INT         COMMON STOCK  055630107     462,870    3,700    Full Discretion/Sole   N/A          Sole
BRISTOL-MYERS SQUIBB CM                    COMMON STOCK  110122108     158,625    4,700    Full Discretion/Sole   N/A          Sole
CA INCORPORATED COM                        COMMON STOCK  12673P105     582,343   21,130    Full Discretion/Sole   N/A          Sole
CARBO CERAMICS INC COM                     COMMON STOCK  140781105   5,654,756   53,625    Full Discretion/Sole   N/A          Sole
CATERPILLAR INC COM                        COMMON STOCK  149123101   3,134,351   29,425    Full Discretion/Sole   N/A          Sole
CENTURYLINK INC COM                        COMMON STOCK  156700106      96,625    2,500    Full Discretion/Sole   N/A          Sole
CERNER CORP COM                            COMMON STOCK  156782104   3,389,882   44,510    Full Discretion/Sole   N/A          Sole
CHEVRON CORP COM                           COMMON STOCK  166764100   1,869,957   17,442    Full Discretion/Sole   N/A          Sole
CHIPOTLE MEXICAN GRILL COM                 COMMON STOCK  169656105   4,558,290   10,905    Full Discretion/Sole   N/A          Sole
CHUBB CORP COM                             COMMON STOCK  171232101      20,733      300    Full Discretion/Sole   N/A          Sole
CISCO SYSTEMS INC COM                      COMMON STOCK  17275R102     240,581   11,375    Full Discretion/Sole   N/A          Sole
CITIGROUP INC COM                          COMMON STOCK  172967424   2,550,276   69,775    Full Discretion/Sole   N/A          Sole
CLEAN ENERGY FUELS CORP COM                COMMON STOCK  184499101       8,831      415    Full Discretion/Sole   N/A          Sole
COACH INC COM                              COMMON STOCK  189754104      24,730      320    Full Discretion/Sole   N/A          Sole
COCA COLA CO COM                           COMMON STOCK  191216100   2,660,659   35,950    Full Discretion/Sole   N/A          Sole
COGNIZANT TECH SOLUTIONS CRP COM           COMMON STOCK  192446102      96,187    1,250    Full Discretion/Sole   N/A          Sole
COLGATE PALMOLIVE CO COM                   COMMON STOCK  194162103      14,667      150    Full Discretion/Sole   N/A          Sole
CONOCOPHILLIPS CORP COM                    COMMON STOCK  20825C104     201,426    2,650    Full Discretion/Sole   N/A          Sole
CONSOLIDATED EDISON CO N Y INC COM         COMMON STOCK  209115104   3,573,551   61,170    Full Discretion/Sole   N/A          Sole
CROSS TIMBERS RTY TR A TR UNIT             COMMON STOCK  22757R109     218,586    5,181    Full Discretion/Sole   N/A          Sole
DANAHER CORP DEL COM                       COMMON STOCK  235851102      28,000      500    Full Discretion/Sole   N/A          Sole
DAVITA INC COM                             COMMON STOCK  23918K108     466,179    5,170    Full Discretion/Sole   N/A          Sole
DOLLAR TREE INC COM                        COMMON STOCK  256746108      62,363      660    Full Discretion/Sole   N/A          Sole
DOMINION RESOURCES INC COM                 COMMON STOCK  25746U109      76,815    1,500    Full Discretion/Sole   N/A          Sole
DOW CHEMICAL COM                           COMMON STOCK  260543103      67,721    1,955    Full Discretion/Sole   N/A          Sole
DU PONT E I DE NEMOURS & CO COM            COMMON STOCK  263534109     130,028    2,458    Full Discretion/Sole   N/A          Sole
E M C CORP MASS COM                        COMMON STOCK  268648102   3,492,823  116,895    Full Discretion/Sole   N/A          Sole
ECOLAB INC COM                             COMMON STOCK  278865100      38,575      625    Full Discretion/Sole   N/A          Sole
EMERSON ELEC CO COM                        COMMON STOCK  291011104   3,212,201   61,560    Full Discretion/Sole   N/A          Sole
ENERPLUS CORP COM                          COMMON STOCK  292766102       4,484      200    Full Discretion/Sole   N/A          Sole
EXELIS INC COM                             COMMON STOCK  30162A108       3,130      250    Full Discretion/Sole   N/A          Sole
EXELON CORPORATION COM                     COMMON STOCK  30161N101       4,901      125    Full Discretion/Sole   N/A          Sole
EXXON MOBIL CORPORATION COM                COMMON STOCK  30231G102   5,656,704   65,222    Full Discretion/Sole   N/A          Sole
F5 NETWORKS INC COM                        COMMON STOCK  315616102   4,173,368   30,923    Full Discretion/Sole   N/A          Sole
FORD MOTOR COM                             COMMON STOCK  345370860   2,908,421  233,140    Full Discretion/Sole   N/A          Sole
FREEPORT MCMORAN COPPER & GOLD CL B        COMMON STOCK  35671D857   4,078,040  107,204    Full Discretion/Sole   N/A          Sole
GENERAL ELECTRIC CO COM                    COMMON STOCK  369604103     401,601   20,010    Full Discretion/Sole   N/A          Sole
GOLDMAN SACHS GROUP INC COM                COMMON STOCK  38141G104      14,924      120    Full Discretion/Sole   N/A          Sole
GOOGLE INC CL A                            COMMON STOCK  38259P508     232,129      362    Full Discretion/Sole   N/A          Sole
HEALTH CARE REIT INC COM                   COMMON STOCK  42217K106   4,219,004   76,765    Full Discretion/Sole   N/A          Sole
HEALTHCARE REALTY TRUST INC COM            COMMON STOCK  421946104      11,726      533    Full Discretion/Sole   N/A          Sole
HEINZ H J CO COM                           COMMON STOCK  423074103   4,060,857   75,833    Full Discretion/Sole   N/A          Sole
HELMERICH & PAYNE INC COM                  COMMON STOCK  423452101   3,096,460   57,395    Full Discretion/Sole   N/A          Sole
HEWLETT PACKARD CO COM                     COMMON STOCK  428236103     435,017   18,255    Full Discretion/Sole   N/A          Sole
HOME DEPOT INC COM                         COMMON STOCK  437076102      20,124      400    Full Discretion/Sole   N/A          Sole
IDEXX LABORATORIES INC COM                 COMMON STOCK  45168D104   4,269,571   48,823    Full Discretion/Sole   N/A          Sole
ILLINOIS TOOL WORKS INC COM                COMMON STOCK  452308109      85,680    1,500    Full Discretion/Sole   N/A          Sole
INTEL CORP COM                             COMMON STOCK  458140100     267,374    9,510    Full Discretion/Sole   N/A          Sole
INTERCONTINENTAL EXCHANGE COM              COMMON STOCK  45865V100   2,421,340   17,620    Full Discretion/Sole   N/A          Sole
INTL BUSINESS MACHINES COM                 COMMON STOCK  459200101     216,996    1,040    Full Discretion/Sole   N/A          Sole
INTUITIVE SURGICAL INC COM                 COMMON STOCK  46120E602   5,603,862   10,344    Full Discretion/Sole   N/A          Sole
ITT CORPORATION COM                        COMMON STOCK  450911201       2,867      125    Full Discretion/Sole   N/A          Sole
JOHNSON & JOHNSON COM                      COMMON STOCK  478160104     730,837   11,080    Full Discretion/Sole   N/A          Sole
JP MORGAN CHASE & CO COM                   COMMON STOCK  46625H100      88,511    1,925    Full Discretion/Sole   N/A          Sole
JUNIPER NETWORKS INC COM                   COMMON STOCK  48203R104     145,288    6,350    Full Discretion/Sole   N/A          Sole
KRAFT FOODS INC CL A                       COMMON STOCK  50075N104   2,439,672   64,185    Full Discretion/Sole   N/A          Sole
LAREDO PETROLEUM HLDGS COM                 COMMON STOCK  516806106     257,840   11,000    Full Discretion/Sole   N/A          Sole
MASTERCARD INC COM                         COMMON STOCK  57636Q104   4,085,546    9,715    Full Discretion/Sole   N/A          Sole
MATRIX SVC CO COM                          COMMON STOCK  576853105      51,837    3,700    Full Discretion/Sole   N/A          Sole
MCDONALDS CORP COM                         COMMON STOCK  580135101   3,380,526   34,460    Full Discretion/Sole   N/A          Sole
MCKESSON CORP COM                          COMMON STOCK  58155Q103      96,547    1,100    Full Discretion/Sole   N/A          Sole
MERCK & CO INC. COM                        COMMON STOCK  58933Y105     161,280    4,200    Full Discretion/Sole   N/A          Sole
MESABI TR ROYALTY SH BEN INT               COMMON STOCK  590672101   5,459,129  178,170    Full Discretion/Sole   N/A          Sole
METALS USA HOLDINGS CORP COM               COMMON STOCK  59132A104       3,602      250    Full Discretion/Sole   N/A          Sole
METLIFE INC COM                            COMMON STOCK  59156R108      18,675      500    Full Discretion/Sole   N/A          Sole
METROPCS COMMUNICATIONS INC COM            COMMON STOCK  591708102      12,628    1,400    Full Discretion/Sole   N/A          Sole
MGM RESORTS INTERNATIONAL COM              COMMON STOCK  552953101      92,098    6,762    Full Discretion/Sole   N/A          Sole
MICHAEL KORS HOLDINGS COM                  COMMON STOCK  G60754101   3,413,882   73,275    Full Discretion/Sole   N/A          Sole
MICROCHIP TECHNOLOGY INC COM               COMMON STOCK  595017104     152,520    4,100    Full Discretion/Sole   N/A          Sole
MICROSOFT CORP COM                         COMMON STOCK  594918104     135,471    4,200    Full Discretion/Sole   N/A          Sole
MINE SAFETY APPLIANCES CO COM              COMMON STOCK  602720104     221,832    5,400    Full Discretion/Sole   N/A          Sole
MOLYCORP INC COM                           COMMON STOCK  608753109      23,681      700    Full Discretion/Sole   N/A          Sole
MV OIL TRUST COM                           COMMON STOCK  553859109   4,333,714  104,755    Full Discretion/Sole   N/A          Sole
NETAPP INC COM                             COMMON STOCK  64110D104     288,766    6,450    Full Discretion/Sole   N/A          Sole
NEW YORK COMMUNITY BANCORP COM             COMMON STOCK  649445103   5,004,707  359,792    Full Discretion/Sole   N/A          Sole
NIKE INC CL B                              COMMON STOCK  654106103   2,077,168   19,155    Full Discretion/Sole   N/A          Sole
NOBLE CORP COM                             COMMON STOCK  H5833N103      37,470    1,000    Full Discretion/Sole   N/A          Sole
NOBLE ENERGY INC COM                       COMMON STOCK  655044105      17,111      175    Full Discretion/Sole   N/A          Sole
NORTHERN TR CORP COM                       COMMON STOCK  665859104     287,072    6,050    Full Discretion/Sole   N/A          Sole
NOVO-NORDISK A S ADR                       COMMON STOCK  670100205      57,565      415    Full Discretion/Sole   N/A          Sole
OCCIDENTAL PETROLEUM CORP COM              COMMON STOCK  674599105      81,422      855    Full Discretion/Sole   N/A          Sole
OGE ENERGY CORP COM                        COMMON STOCK  670837103      16,050      300    Full Discretion/Sole   N/A          Sole
ONEOK INC CM (NEW)                         COMMON STOCK  682680103     124,940    1,530    Full Discretion/Sole   N/A          Sole
ORACLE CORP COM                            COMMON STOCK  68389X105   4,282,438  146,860    Full Discretion/Sole   N/A          Sole
PATRIOT COAL CORPORATION COM               COMMON STOCK  70336T104         125       20    Full Discretion/Sole   N/A          Sole
PAYCHEX INC COM                            COMMON STOCK  704326107      81,349    2,625    Full Discretion/Sole   N/A          Sole
PEABODY ENERGY CORP COM                    COMMON STOCK  704549104       2,896      100    Full Discretion/Sole   N/A          Sole
PENN WEST PETE LTD NEW COM                 COMMON STOCK  707887105   3,979,951  203,370    Full Discretion/Sole   N/A          Sole
PEPSICO INC COM                            COMMON STOCK  713448108     154,927    2,335    Full Discretion/Sole   N/A          Sole
PERMIAN BASIN RTY TR UNIT BEN INT          COMMON STOCK  714236106     148,655    6,500    Full Discretion/Sole   N/A          Sole
PFIZER INC COM                             COMMON STOCK  717081103     930,596   41,095    Full Discretion/Sole   N/A          Sole
PHILIP MORRIS INTL COM                     COMMON STOCK  718172109   5,717,206   64,521    Full Discretion/Sole   N/A          Sole
PLUM CREEK TIMBER CO INC COM               COMMON STOCK  729251108       4,156      100    Full Discretion/Sole   N/A          Sole
PROGRESS SOFTWARE CORP COM                 COMMON STOCK  743312100     350,757   14,850    Full Discretion/Sole   N/A          Sole
PROLOGIS COM                               COMMON STOCK  74340W103      84,395    2,343    Full Discretion/Sole   N/A          Sole
PRUDENTIAL FINANCIAL INC COM               COMMON STOCK  744320102      12,678      200    Full Discretion/Sole   N/A          Sole
PUBLIC STORAGE COM                         COMMON STOCK  74460D109      75,993      550    Full Discretion/Sole   N/A          Sole
REGENCY ENERGY PARTNERS LP COM             COMMON STOCK  75885Y107       8,606      350    Full Discretion/Sole   N/A          Sole
ROYAL DUTCH SHELL PLC ADS CLASS B          COMMON STOCK  780259107     102,413    1,450    Full Discretion/Sole   N/A          Sole
SABINE ROYALTY TR UNIT BEN INT             COMMON STOCK  785688102     285,665    4,750    Full Discretion/Sole   N/A          Sole
SANDRIDGE ENERGY INC COM                   COMMON STOCK  80007P307       1,957      250    Full Discretion/Sole   N/A          Sole
SCHLUMBERGER LTD COM                       COMMON STOCK  806857108     203,846    2,915    Full Discretion/Sole   N/A          Sole
SENIOR HOUSING PROP TRUST REITS            COMMON STOCK  81721M109   4,590,810  208,200    Full Discretion/Sole   N/A          Sole
SOUTHERN CO COM                            COMMON STOCK  842587107   4,859,629  108,160    Full Discretion/Sole   N/A          Sole
SOUTHERN COPPER CORP COM                   COMMON STOCK  84265V105     102,518    3,233    Full Discretion/Sole   N/A          Sole
STERICYCLE INC COM                         COMMON STOCK  858912108      50,184      600    Full Discretion/Sole   N/A          Sole
STRYKER CORP COM                           COMMON STOCK  863667101      16,644      300    Full Discretion/Sole   N/A          Sole
SYNTROLEUM CORP COM                        COMMON STOCK  871630109       2,412    2,500    Full Discretion/Sole   N/A          Sole
TARGET CORP COM                            COMMON STOCK  87612E106     126,155    2,165    Full Discretion/Sole   N/A          Sole
THE BLACKSTONE GROUP LP COM                COMMON STOCK  09253U108   5,677,828  356,200    Full Discretion/Sole   N/A          Sole
TJX COMPANIES INC CM                       COMMON STOCK  872540109     238,260    6,000    Full Discretion/Sole   N/A          Sole
TRIUMPH GROUP INC COM                      COMMON STOCK  896818101     338,364    5,400    Full Discretion/Sole   N/A          Sole
TRUE RELIGION APPAREL INC COM              COMMON STOCK  89784N104   3,120,312  113,880    Full Discretion/Sole   N/A          Sole
UNDER ARMOUR INC COM CLASS A               COMMON STOCK  904311107   4,026,960   42,840    Full Discretion/Sole   N/A          Sole
UNION PAC CORP COM                         COMMON STOCK  907818108     193,464    1,800    Full Discretion/Sole   N/A          Sole
UNIT CORP COM                              COMMON STOCK  909218109   2,902,207   67,872    Full Discretion/Sole   N/A          Sole
UNITED TECH CORP COM                       COMMON STOCK  913017109   2,757,091   33,242    Full Discretion/Sole   N/A          Sole
V F CORP COM                               COMMON STOCK  918204108      10,948       75    Full Discretion/Sole   N/A          Sole
VERIZON COMMUNICATIONS COM                 COMMON STOCK  92343V104      69,387    1,815    Full Discretion/Sole   N/A          Sole
VMWARE INC COM                             COMMON STOCK  928563402   4,368,721   38,878    Full Discretion/Sole   N/A          Sole
WAL-MART STORES COM                        COMMON STOCK  931142103     347,310    5,675    Full Discretion/Sole   N/A          Sole
WALT DISNEY CO COM                         COMMON STOCK  254687106      26,268      600    Full Discretion/Sole   N/A          Sole
WASTE MANAGEMENT INC COM                   COMMON STOCK  94106L109      73,416    2,100    Full Discretion/Sole   N/A          Sole
WEST PHARMACEUTICALS SERVICES COM          COMMON STOCK  955306105     161,614    3,800    Full Discretion/Sole   N/A          Sole
WESTPORT INNOVATIONS INC COM               COMMON STOCK  960908309   5,818,619  142,195    Full Discretion/Sole   N/A          Sole
WILLBROS GROUP INC COM                     COMMON STOCK  969203108     236,520   73,000    Full Discretion/Sole   N/A          Sole
WILLIAMS COS INC COM                       COMMON STOCK  969457100   1,055,088   34,245    Full Discretion/Sole   N/A          Sole
WILLIAMS PARTNERS LTD COM                  COMMON STOCK  96950F104   1,153,870   20,390    Full Discretion/Sole   N/A          Sole
WINDSTREAM CORPORATION COM                 COMMON STOCK  97381W104   4,500,924  384,530    Full Discretion/Sole   N/A          Sole
WPX ENERGY INC COM                         COMMON STOCK  98212B103     654,483   36,340    Full Discretion/Sole   N/A          Sole
WYNN RESORTS LTD COM                       COMMON STOCK  983134107   4,199,714   33,630    Full Discretion/Sole   N/A          Sole
XYLEM INC COM                              COMMON STOCK  98419M100       6,937      250    Full Discretion/Sole   N/A          Sole
ISHARES GOLD TRUST COM                     ETF           464285105     136,668    8,400    Full Discretion/Sole   N/A          Sole
ISHARES MSCI AUSTRALIA                     ETF           464286103      48,195    2,050    Full Discretion/Sole   N/A          Sole
ISHARES MSCI CANADA                        ETF           464286509      53,846    1,900    Full Discretion/Sole   N/A          Sole
ISHARES MSCI SINGAPORE                     ETF           464286673      57,103    4,430    Full Discretion/Sole   N/A          Sole
ISHARES S&P MDCP 400 VALUE FD              ETF           464287705      55,516      650    Full Discretion/Sole   N/A          Sole
ISHARES S&P MIDCAP 400 GROWTH INDEX FD     ETF           464287606      69,151      615    Full Discretion/Sole   N/A          Sole
ISHARES S&P SMALL CAP 600 INDEX FUND       ETF           464287804      11,446      150    Full Discretion/Sole   N/A          Sole
ISHARES SILVER TRUST                       ETF           46428Q109   1,637,565   52,185    Full Discretion/Sole   N/A          Sole
SPDR TR S&P 500 ETF TRUST                  ETF           78462F103     423,838    3,010    Full Discretion/Sole   N/A          Sole
ISHARES MSCI EMERGING MKTS                 ETF           464287234     221,167    5,150    Full Discretion/Sole   N/A          Sole
ISHARES MIDCAP 400 IDX FD                  ETF           464287507     147,441    1,486    Full Discretion/Sole   N/A          Sole
ISHARES RUSSELL 1000 GROWTH FUND           ETF           464287614     144,187    2,182    Full Discretion/Sole   N/A          Sole
ISHARES S&P NORTH AMERI NATUR INDEX FD     ETF           464287374     138,955    3,525    Full Discretion/Sole   N/A          Sole
MARKET VECTORS GOLD MINERS ETF             ETF           57060U100     399,094    8,056    Full Discretion/Sole   N/A          Sole
SPDR GOLD TR GOLD SHS ETF                  ETF           78463V107     528,025    3,257    Full Discretion/Sole   N/A          Sole
ISHARES BARCLAYS AGG BOND FUND             ETF           464287226  10,838,350   98,665    Full Discretion/Sole   N/A          Sole
ISHARES IBOXX & INVTOP INVES FD            ETF           464287242   7,798,087   67,440    Full Discretion/Sole   N/A          Sole
SPDR HIGH YIELD                            ETF           78464A417  10,223,405  259,675    Full Discretion/Sole   N/A          Sole
ISHARES BARCLAYS TIPS BOND FUND            ETF           464287176     120,591    1,025    Full Discretion/Sole   N/A          Sole
ISHARES US PFD STOCK INDEX FUND            ETF           464288687   1,422,032   36,425    Full Discretion/Sole   N/A          Sole
SPDR SERIES TRUST WELLS FG PFD             ETF           78464A292     242,568    5,400    Full Discretion/Sole   N/A          Sole
BLACKROCK BUILD AMERICA BD TR              BOND FUNDS    09248X100      16,087      750    Full Discretion/Sole   N/A          Sole
BLACKROCK MUNICIPAL BOND TRUST CLOSED END  BOND FUNDS    09249H104     757,020   46,500    Full Discretion/Sole   N/A          Sole
NUVEEN BUILD AMERICA BONDS OP              BOND FUNDS    67074Q102      15,727      750    Full Discretion/Sole   N/A          Sole
NUVEEN INVT QUALITY MUN FD INC COM         BOND FUNDS    67062E103      39,075    2,500    Full Discretion/Sole   N/A          Sole
NUVEEN MUN MKT OPPORTUNITY FD COM          BOND FUNDS    67062W103      21,135    1,500    Full Discretion/Sole   N/A          Sole
NUVEEN MUNI HIGH INCOME OPP CLOSEDEND      BOND FUNDS    670682103   2,133,295  165,500    Full Discretion/Sole   N/A          Sole
WESTERN ASSET MUNICIPAL HIGH INCOME FUND I BOND FUNDS    95766N103      80,400   10,000    Full Discretion/Sole   N/A          Sole
AMERIGAS PARTNERS-LP COM                   LP            030975106      10,738      265    Full Discretion/Sole   N/A          Sole
ATLAS PIPELINE PARTNERS L P                LP            049392103      70,760    2,000    Full Discretion/Sole   N/A          Sole
DORCHESTER MINERALS LP COM UNITS           LP            25820R105     376,950   14,360    Full Discretion/Sole   N/A          Sole
ENTERPRISE PRODUCTS PARTNERS LP            LP            293792107      50,470    1,000    Full Discretion/Sole   N/A          Sole
EV ENERGY PARTNERS COM                     LP            26926V107     187,893    2,700    Full Discretion/Sole   N/A          Sole
KINDER MORGAN ENERGY PARTNERS CM LP        LP            494550106   4,410,161   53,295    Full Discretion/Sole   N/A          Sole
MAGELLAN MIDSTREAM PARTNERS COM            LP            559080106   4,686,909   64,790    Full Discretion/Sole   N/A          Sole
ONEOK PARTNERS LP COM                      LP            68268N103   1,991,081   36,420    Full Discretion/Sole   N/A          Sole
SUBURBAN PROPANE PARTNERS LP COM           LP            864482104      11,825      275    Full Discretion/Sole   N/A          Sole
TERRA NITROGEN CO LP COM UNITS             LP            881005201   9,231,948   36,810    Full Discretion/Sole   N/A          Sole